Cover	Jul. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2022
Entity File Number	000-05576
Entity Registrant Name	AIKIDO PHARMA INC.
Entity Central Index Key	0000012239
Entity Tax Identification Number	52-0849320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Rockefeller Plaza
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	703
Local Phone Number	993-9325
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	AIKI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false